Note 7 - Business Combinations (Details Textual)			2 Months Ended	9 Months Ended	12 Months Ended
	Jun. 26, 2017 USD ($)	Jan. 19, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Feb. 02, 2018 USD ($)
Statement Line Items [Line Items]
Goodwill at end of period			$ 123,841,000	$ 123,841,000	$ 123,841,000	$ 48,530,000	$ 37,207,000
Other income					3,119,000
Perk, Inc. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		100.00%
Total consideration transferred, acquisition-date fair value		$ 43,697,000
Number of instruments or interests issued or issuable		8,823,541				8,823,541
Equity interests of acquirer		$ 43,700,000
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		900,000
Revenue of acquiree since acquisition date					13,100,000
Profit (loss) of acquiree since acquisition date					(500,000)
Revenue of combined entity as if combination occurred at beginning of period					234,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period					$ (21,500,000)
Fair value of acquired receivables		10,255,000
Gross contractual amounts receivable for acquired receivables		10,300,000
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables		0
Goodwill at end of period		17,444,000
Goodwill expected to be deductible for tax purposes		$ 0
RadiumOne, Inc. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value	$ 20,407,000
Number of instruments or interests issued or issuable			1,660,569	1,660,569	1,660,569
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 1,900,000
Revenue of acquiree since acquisition date				53,900,000
Profit (loss) of acquiree since acquisition date				(6,000,000)
Revenue of combined entity as if combination occurred at beginning of period				274,500,000
Profit (loss) of combined entity as if combination occurred at beginning of period				(27,800,000)
Fair value of acquired receivables	22,863,000
Gross contractual amounts receivable for acquired receivables	24,200,000
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	1,400,000
Goodwill at end of period	11,066,000
Cash transferred	8,944,000
Liabilities incurred	11,463,000
Other income				$ 3,100,000
Settled liabilities, contingent liabilities recognised in business combination	$ 14,400,000
Useful lives or amortisation rates, intangible assets other than goodwill	15
YuMe, Inc. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired								100.00%
Total consideration transferred, acquisition-date fair value								$ 163,432,000
Number of instruments or interests issued or issuable			26,048,596	26,048,596	26,048,596			26,048,596
Equity interests of acquirer								$ 100,913,000
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 8,600,000
Revenue of acquiree since acquisition date			16,900,000
Profit (loss) of acquiree since acquisition date			(2,800,000)
Revenue of combined entity as if combination occurred at beginning of period			373,300,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ (36,900,000)
Fair value of acquired receivables								37,940,000
Gross contractual amounts receivable for acquired receivables								40,800,000
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables								2,500,000
Goodwill at end of period								64,245,000
Goodwill expected to be deductible for tax purposes								0
Cash transferred								61,569,000
Liabilities incurred								$ 950,000